HEDGE ACCOUNTING - Interest rate swaps and cross currency swaps (Details) $ in Millions	Dec. 31, 2020 COP ($) item	Dec. 31, 2019 COP ($)
Disclosure of detailed information about hedges [line items]
Hedging derivatives	$ 156,220	$ 166,598
Swap
Disclosure of detailed information about hedges [line items]
Hedging derivatives	32,895
Swap | Multi Financial Group Inc [member]
Disclosure of detailed information about hedges [line items]
Income in U.S. dollars forecasted	$ 113,257
Notional amount contracts forward U.S. dollars | item	100,000
% hedged	88.00%
Hedging derivatives	$ 17,979
# of contracts | item	1